Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2017
Commitments and Contingencies
Lease expense	$ 17,700	$ 12,500	$ 11,500
Operating lease commitments
Total future payments for recognized leasing assets	86,947
Less than One Year	11,271
One to Three Years	21,190
Three to Five Years	20,175
More than Five Years	34,311
Purchase commitments
Total	619,928
Less than One Year	588,882
One to Three Years	28,653
Three to Five Years	2,268
More than Five Years	125
Unsecured senior notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 800,000				$ 800,000
Interest rate (as a percent)	3.50%				3.50%
Unsecured senior notes | 2030 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 750,000			$ 750,000
Interest rate (as a percent)	3.375%			3.375%
Convertible notes
2022, 2024 and 2030 Notes
Total	$ 2,773,054
Less than One Year	964,554
One to Three Years	906,625
Three to Five Years	50,625
More than Five Years	851,250
Convertible notes | 2022 Notes
2022, 2024 and 2030 Notes
Aggregate principal amount	$ 900,000					$ 900,000
Interest rate (as a percent)	1.25%					1.25%
Total	$ 911,242
Less than One Year	911,242
One to Three Years	0
Three to Five Years	0
More than Five Years	0
Convertible notes | 2024 Notes
2022, 2024 and 2030 Notes
Total	884,000
Less than One Year	28,000
One to Three Years	856,000
Three to Five Years	0
More than Five Years	0
Convertible notes | 2030 Notes
2022, 2024 and 2030 Notes
Total	977,812
Less than One Year	25,312
One to Three Years	50,625
Three to Five Years	50,625
More than Five Years	$ 851,250